Consolidated Statements of Financial Position	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Current assets:
Cash and cash equivalents (note 23)	$ 75,167,100	$ 16,577,076
Short-term investment (note 23)	24,050	36,000
Trade and other receivables (note 5)	10,887,748	10,793,571
Prepaid expenses	4,631,422	2,296,003
Inventories (note 6)	21,754,147	9,092,538
Total current assets	112,464,467	38,795,188
Property, plant and equipment (note 7)	46,913,688	60,028,574
Right-of-use assets (note 8)	3,541,147	1,386,254
Intangible assets (note 9)	32,606,969	25,518,287
Goodwill (note 9)	31,974,526	42,333,174
Tax credits recoverable (note 19)		184,470
Other assets (notes 4 (b) and 21 (a))	7,243,774	530,000
Total assets	234,744,571	168,775,947
Current liabilities:
Trade and other payables (note 10)	24,975,764	12,451,669
Lease liabilities (note 8)	288,947	450,125
Loans and borrowings (note 11)		3,180,927
Deferred revenues	2,499,376	17,601
Provisions (note 12)	2,820,995	1,115,703
Total current liabilities	30,585,082	17,216,025
Lease liabilities (note 8)	3,626,574	1,141,314
Long-term payables (note 13)		555,440
Deferred tax liabilities (note 19)		5,015,106
Liability related to warrants (note 14)	9,879,980
Loans and borrowings (note 11)	14,211,339
Other liability (note 25)	2,258,449	1,217,769
Total liabilities	60,561,424	25,145,654
Equity:
Share capital (note 15)	379,643,670	213,876,454
Warrants (note 15 (f))	23,947,111	18,597,776
Contributed surplus	71,991,328	69,173,313
Accumulated other comprehensive income	1,202,409	5,517,376
Deficit	(330,681,375)	(163,534,626)
Total equity attributable to equity holders of the Corporation	146,103,143	143,630,293
Non-controlling interest	28,080,004
Total equity	174,183,147	143,630,293	[1]
Commitments and contingencies (note 22)
Total liabilities and equity	$ 234,744,571	$ 168,775,947

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (p).